Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Expenses
Research and development	$ 4,237	$ 1,565	$ 7,865	$ 3,441
General and administrative expenses	1,693	2,088	3,062	4,299
Loss from operations	(5,930)	(3,653)	(10,927)	(7,740)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	(113)	70	(1,224)	70
Share of loss in associate accounted for using equity method	(40)	(56)	(90)	(116)
Change in fair value of warrant liability		24		25
Depreciation expense	(15)		(26)
Foreign exchange transaction gain (loss)	(17)	(58)	1	(110)
Interest income	53	44	139	65
Interest expense	(10)	(9)	(16)	(9)
Loss before benefit for income taxes	(6,072)	(3,638)	(12,143)	(7,815)
Income tax benefit	907	2,553	1,052	5,105
Net loss	(5,165)	(1,085)	(11,091)	(2,710)
Other comprehensive income (loss)
Net unrealized gain on investments	(1,300)		469
Total comprehensive loss for period	(6,465)	(1,085)	(10,622)	(2,710)
Net (loss) income attributable to:
Owners of the Company	(5,158)	(949)	(11,077)	(2,678)
Non-controlling interest	(7)	(136)	(14)	(32)
Net loss	(5,165)	(1,085)	(11,091)	(2,710)
Comprehensive (loss) income attributable to:
Owners of the Company	(6,458)	(949)	(10,608)	(2,678)
Non-controlling interest	(7)	(136)	(14)	(32)
Total comprehensive loss for period	$ (6,465)	$ (1,085)	$ (10,622)	$ (2,710)